Short-term Borrowings - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 844,627,000	$ 115,713	¥ 623,915,000	¥ 185,983,000
Repayment of short-term borrowings	969,558,000	$ 132,829	397,966,000	¥ 156,970,000
Remaining balance of loan agreements	225,000,000		349,931,000		$ 30,825
Credit Facility Agreements
Short Term Debt [Line Items]
Remaining balance of loan agreements	¥ 225,000,000		¥ 349,931,000
Weighted average interest rate	3.02%	3.02%	3.51%
Revolving Credit Facility
Short Term Debt [Line Items]
Debt instrument, term	1 year	1 year	1 year
2023 Revolving Credit Facility
Short Term Debt [Line Items]
Proceeds from short-term borrowings			¥ 623,915,000
Repayment of short-term borrowings			¥ 273,983,000
Weighted average interest rate			3.83%
2024 Revolving Credit Facility
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 844,627,000
Repayment of short-term borrowings	¥ 969,558,000
Weighted average interest rate	3.33%	3.33%
Maximum | Revolving Credit Facility
Short Term Debt [Line Items]
Unused revolving credit facilities	¥ 675,000,000		¥ 837,069,000